Investments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ (13,654)	$ 9,651	$ (13,764)	$ 25,766
Private Company Investments [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ 2	$ 0	$ 28	$ 0